Financial risk management	12 Months Ended
Dec. 31, 2023
Statement [line items]
Financial risk management
19. Financial risk management
The Group’s approach to the management of financial risks together with sensitivity analyses of its financial instruments is set out below.
Treasury policy
Pearson’s treasury policies set out the Group’s principles for addressing key financial risks including capital risk, liquidity risk, foreign exchange risk and interest rate risk, and sets out measurable targets for each. The Audit Committee receives quarterly reports incorporating compliance with measurable targets and reviews and approves any changes to treasury policies annually.
The treasury function is permitted to use derivatives where their use reduces a risk or allows a transaction to be undertaken more cost effectively. Derivatives permitted include swaps, forwards and collars to manage foreign exchange and interest rate risk, with foreign exchange swap and forward contracts the most commonly executed. Speculative transactions are not permitted.
Capital risk
The Group’s objectives when managing capital are:
— To maintain a strong balance sheet and a solid investment grade rating;
— To continue to invest in the business organically and through acquisitions; and
— To have a sustainable and progressive dividend policy.
At 31 December 2023 the Group and its bonds were rated
BBB-
(stable outlook) with Fitch Ratings Limited and Baa3 (stable outlook) with Moody’s Investor Services.
Net debt
The Group’s net debt position is set out below:

All figures in £ millions	2023	2022
Cash and cash equivalents	312	558

Overdrafts	(3)	(15)

Derivative financial instruments	5	(6)

Bonds	(611)	(610)

Investment in finance lease receivable	100	121

Lease liabilities	(547)	(605)

Net debt	(744)	(557)

Interest and foreign exchange rate management
The Group’s principal currency exposure is to the US dollar which represents 68% of the Group’s sales.
The Group’s long-term debt is primarily held in US dollars to provide a natural hedge of this exposure, which is achieved through issued US dollar debt or converting euro debt to US dollars using cross-currency swaps, forwards and collars. As at 31 December 2023 and 2022, the Group’s debt of £1,161m (2022: £1,230m) is all held at fixed rates.
See note 16 for details of the Group’s hedging programme which addresses interest rate risk and foreign currency risk.
Overseas profits are converted to sterling to satisfy sterling cash outflows such as dividends at the prevailing spot rate at the time of the transaction. To the extent the Group has sufficient sterling, US dollars may be held as dollar cash to provide a natural offset to the Group’s debt or to satisfy future US dollar cash outflows.
The Group does not have significant cross-border foreign exchange transactional exposures.
As at 31 December 2023, the sensitivity of the carrying value of the Group’s financial instruments to fluctuations in interest rates and exchange rates is as follows:

					2023

		Impact of	Impact of		Impact
		1% increase	1% decrease	Impact of 10%	of 10%
	Carrying	in interest	in interest	strengthening	weakening in
All figures in £ millions	value	rates	rates	in sterling	sterling
Investments in unlisted securities	143	–	–	(10)	12

Other receivable	12	–	–	(1)	1

Cash and cash equivalents	312	–	–	(24)	30

Derivative financial instruments	5	15	(15)	(5)	19

Bonds	(611)	2	(2)	24	(29)

Other borrowings	(550)	–	–	21	(26)

Investment in finance lease receivable	100	–	–	(9)	11

Deferred and contingent consideration	(57)	–	–	3	(4)

Other net financial assets	378	–	–	(31)	38

Total	(268)	17	(17)	(32)	52

					2022

		Impact of 1%	Impact of 1%	Impact of 10%	Impact of 10%
	Carrying	increase in	decrease in	strengthening	weakening in
All figures in £ millions	value	interest rates	interest rates	in sterling	sterling
Investments in unlisted securities	133	–	–	(10)	12

Other receivable	3	–	–	–	–

Cash and cash equivalents	558	–	–	(25)	31

Derivative financial instruments	(6)	7	(6)	(10)	12

Bonds	(610)	4	(4)	24	(30)

Other borrowings	(620)	–	–	26	(32)

Investment in finance lease receivable	121	–	–	(11)	13

Deferred and contingent consideration	(79)	–	–	4	(5)

Other net financial assets	477	–	–	(38)	47

Total	(23)	11	(10)	(40)	48
The table above shows the sensitivities of the fair values of each class of financial instrument to an isolated change in either interest rates or foreign exchange rates. Other net financial assets comprise trade receivables less trade payables. A significant proportion of the movements shown above would impact equity rather than the income statement due to the location and functional currency of the entities in which they arise and the availability of net investment hedging.
Liquidity and refinancing risk management
The Group regularly reviews the level of cash and debt facilities required to fund its activities. This involves preparing a prudent cash flow forecast for the next three to five years, determining the level of debt facilities required to fund the business, planning for shareholder returns and repayments of maturing debt, and identifying an appropriate amount of headroom to provide a reserve against unexpected outflows.
At 31 December 2023, the Group had cash of £0.3bn (2022: £0.5bn) and no outstanding drawings (2022: £nil) on the US dollar denominated revolving credit facility due 2026 of $1bn (2022: $1.19bn).
The $1bn facility contains interest cover and leverage covenants which the Group has complied with for the year ended 31 December 2023. The maturity of the carrying values of the Group’s borrowings and trade payables are set out in notes 18 and 24 respectively.
At the end of 2023, the currency split of the Group’s trade payables was US dollar £228m (2022: £234m), sterling £64m (2022: £71m) and other currencies £25m (2022: £43m). Trade payables are all due within one year (2022: all due within one year).

The table below analyses the Group’s bonds and derivative assets and liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date. Short dated derivative instruments have not been included in this table. The amounts disclosed in the table are the contractual undiscounted cash flows (including interest) and as such may differ from the amounts disclosed on the balance sheet.
Any cash flows based on a floating rate are calculated using interest rates as set at the date of the last rate reset. Where this is not possible, floating rates are based on interest rates prevailing at 31 December in the relevant year.
Financial counterparty and credit risk management
Financial counterparty and credit risk arises from cash and cash equivalents, favourable derivative financial instruments and deposits with banks and financial institutions, as well as credit exposures to customers, including outstanding receivables. Counterparty credit limits, which take published credit rating and other factors into account, are set to cover the Group’s total aggregate exposure to a single financial institution. The limits applicable to published credit rating bands are approved by the Chief Financial Officer within guidelines approved by the Board. Exposures and limits applicable to each financial institution are reviewed on a regular basis.

	Analysed by maturity				Analysed by currency

All figures in £ millions	Greater than one month and less than one year	Later than one year but less than five years	Five years or more	Total	USD	GBP	Other	Total
At 31 December 2023

Bonds	–	257	354	611	–	354	257	611

Rate derivatives – inflows	(13)	(262)	–	(275)	(6)	(9)	(260)	(275)

Rate derivatives – outflows	5	268	–	273	178	89	6	273

FX forwards – inflows	(428)	–	–	(428)	–	(428)	–	(428)

FX forwards – outflows	421	–	–	421	421	–	–	421
Total	(15)	263	354	602	593	6	3	602
At 31 December 2022

Bonds	–	342	389	731	–	455	276	731

Rate derivatives – inflows	(11)	(471)	–	(482)	(24)	(170)	(288)	(482)

Rate derivatives – outflows	1	490	–	491	224	255	12	491

FX forwards – inflows	(304)	–	–	(304)	–	(304)	–	(304)

FX forwards – outflows	313	–	–	313	–	313	–	313
Total	(1)	361	389	749	200	549	–	749
Cash deposits and derivative transactions are made with approved counterparties up to pre-agreed
limits. To manage counterparty risk associated with cash and cash equivalents, the Group uses a mixture of money market funds as well as bank deposits. As at 31 December 2023, 75% (2022: 77%) of cash and cash equivalents was held with investment grade bank counterparties, 10% (2022: 8%) with AAA money market funds and 15% (2022: 15%) with non-investment
grade bank counterparties.

For trade receivables and contract assets, the Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, risk associated with the industry and country in which customers operate may also influence the credit risk. The credit quality of customers is assessed by taking into account financial position, past experience and other relevant factors. Individual credit limits are set for each customer based on internal ratings. The compliance with credit limits is regularly monitored by the Group. A default on a trade receivable is when the counterparty fails to make contractual payments within the stated payment terms. Trade receivables and contract assets are written off when there is no reasonable expectation of recovery.
The carrying amounts of financial assets, trade receivables and contract assets represent the maximum credit exposure.
Trade receivables and contract assets are subject to impairment using the expected credit loss model. The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected credit loss allowance for all trade receivables and contract assets. To measure the expected credit losses, trade receivables and contract assets have been grouped based on shared credit risk characteristics and the days past due. See note 22 for further details about trade receivables and contract assets including movements in provisions for bad and doubtful debts.